Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	Dreyfus International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000897469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
Dreyfus Brazil Equity Fund (Prospectus Summary) | Dreyfus Brazil Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBZAX
Dreyfus Brazil Equity Fund (Prospectus Summary) | Dreyfus Brazil Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBZCX
Dreyfus Brazil Equity Fund (Prospectus Summary) | Dreyfus Brazil Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBZIX